STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Comprehensive income [Member]
Balance at Dec. 31, 2010	$ 4,292	$ 103	$ 31,363	$ (1,175)	$ (25,999)
Balance, shares at Dec. 31, 2010		9,400,638
Exercise of stock options	39		39
Exercise of stock options, shares		29,786
Issuance of Ordinary shares and Warrants, net	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net, shares		1,425,000
Change in foreign currency translation adjustments, net	510			510		510
Net income	1,294				1,294	1,294
Comprehensive income						1,804
Balance at Jun. 30, 2011	8,632	120	33,882	(665)	(24,705)
Balance, shares at Jun. 30, 2011		10,855,424
Balance at Dec. 31, 2010	4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010		9,400,638
Exercise of stock options	62	1	61
Exercise of stock options, shares		47,920
Issuance of Ordinary shares and Warrants, net	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net, shares		1,425,000
Change in foreign currency translation adjustments, net	(275)			(275)		(275)
Net income	2,350				2,350	2,350
Comprehensive income						2,075
Stock-based compensation expenses from options granted to employees and non-employees	214		214
Balance at Dec. 31, 2011	9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011	10,873,558	10,873,558
Exercise of stock options	707	5	702
Exercise of stock options, shares		462,707
Issuance of Restricted shares (Note 3)	496	2	494
Issuance of Restricted shares (Note 3), shares		150,000
Change in foreign currency translation adjustments, net	(268)			(268)		(268)
Net income	1,338				1,338	1,338
Comprehensive income						1,070
Stock-based compensation expenses from options granted to employees and non-employees	360		360
Balance at Jun. 30, 2012	$ 11,773	$ 128	$ 35,674	$ (1,718)	$ (22,311)
Balance, shares at Jun. 30, 2012	11,486,265	11,486,265